Commitments and Contingencies (Tables)	12 Months Ended
Oct. 03, 2020
Commitments and Contingencies Disclosure [Abstract]
Contractual Commitments for Broadcast Programming Rights, Creative Talent and Other Commitments
Contractual commitments for broadcast programming rights and other commitments including cruise ships and creative talent totaled $58.8 billion at October 3, 2020, payable as follows:

Fiscal Year:	Broadcast Programming	Other	Total
2021	$12,043	$3,051	$15,094
2022	8,632	2,291	10,923
2023	6,030	988	7,018
2024	4,972	1,263	6,235
2025	5,058	1,060	6,118
Thereafter	9,643	3,737	13,380
	$46,378	$12,390	$58,768